Statements of Net Assets Available for Benefits - EBP 101 - USD ($)	Sep. 30, 2025	Sep. 30, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Plan interest in Master Trust (Note 8), at fair value	$ 31,228,283	$ 409,902,249
Employer contributions receivable	0	869,957
Participant contributions receivable	0	262,994
Notes receivable from participants	783,559	5,805,047
Net assets available for benefits	$ 32,011,842	$ 416,840,247